Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Schedule Of Inventories

	December 31,
	2011	2010

Raw materials	$2,120	$2,509
Work-in-progress	2,768	1,324
Finished goods	8,516	7,028

	$13,404	$10,861